                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               ---
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mayo Investment Advisers LLC
Address: 40 Rowes Wharf, 2nd Floor
         Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Curtis
Title: Chief Financial Officer
Phone: 617-443-9004

Signature, Place, and Date of Signing:


/s/ Charles Curtis   Boston, Massachusetts   August 9, 2005
------------------   ---------------------   --------------
    [Signature]          [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       87

Form 13F Information Table Value Total: $553,805
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 6/30/05

                                                                                                              (ITEM 8)
                                                                                                          VOTING AUTHORITY
       (ITEM 1)         (ITEM 2)                (ITEM 4)     (ITEM 5)                                         (SHARES)
         NAME             TITLE     (ITEM 3)      FAIR      SHARES OR        (ITEM 6)    (ITEM 7)   ----------------------------
          OF               OF        CUSIP       MARKET     PRINCIPAL       INVESTMENT     OTHER       SOLE     SHARED     NONE
        ISSUER            CLASS      NUMBER       VALUE       AMOUNT        DISCRETION   MANAGERS      (A)        (B)      (C)
--------------------------------------------------------------------------------------------------------------------------------
3M CO COM                COMMON    88579Y101    4,518,750      62,500   X      SOLE                    52,500        0    10,000
AGERE SYS INC COM        COMMON    00845V308   10,440,000     870,000   X      SOLE                   764,000        0   106,000
AGRIUM INC               COMMON    008916108    6,618,375     337,500   X      SOLE                   276,000        0    61,500
ALLIED WASTE CV PFD 6    CONVERT   019589704    1,123,781       4,500   X      SOLE                     4,500        0         0
ALLMERICA FINL CORP C    COMMON    019754100    5,656,225     152,500   X      SOLE                   127,500        0    25,000
AMERADA HESS CORP        COMMON    023551104    1,704,160      16,000   X      SOLE                    15,000        0     1,000
ANADARKO PETE CORP       COMMON    032511107    2,135,900      26,000   X      SOLE                    16,000        0    10,000
ARRIS GROUP INC COM      COMMON    04269Q100   18,465,200   2,120,000   X      SOLE                 1,817,000        0   303,000
BARRICK GOLD CORP COM    COMMON    067901108   10,700,325     427,500   X      SOLE                   357,500        0    70,000
BOSTON SCIENTIFIC COR    COMMON    101137107   15,660,000     580,000   X      SOLE                   482,500        0    97,500
BROCADE COMMUNICATION    COMMON    111621108    1,794,500     462,500   X      SOLE                   462,500        0         0
BURLINGTON NORTHN SAN    COMMON    12189T104    1,294,700      27,500   X      SOLE                    26,500        0     1,000
BURLINGTON RESOURCES     COMMON    122014103      883,840      16,000   X      SOLE                    10,000        0     6,000
CANADIAN PAC RY LTD C    COMMON    13645T100   13,320,860     386,000   X      SOLE                   316,200        0    69,800
CENTURYTEL INC COM       COMMON    156700106   15,756,650     455,000   X      SOLE                   382,000        0    73,000
CHESAPEAKE ENERGY CON    CONVERT   165167602      310,000       2,500   X      SOLE                     2,500        0         0
CHESAPEAKE ENERGY COR    COMMON    165167107   21,375,000     937,500   X      SOLE                   797,500        0   140,000
CHUBB CORP 7% CONV PF    CONVERT   171232507      317,250      10,000   X      SOLE                     5,000        0     5,000
CITADEL BROADCASTING     COMMON    17285T106    1,746,125     152,500   X      SOLE                    97,500        0    55,000
CITIGROUP INC.           COMMON    172967101    2,080,350      45,000   X      SOLE                    37,500        0     7,500
CITIZENS COMMUNICATIO    COMMON    17453B101   34,574,400   2,572,500   X      SOLE                 2,149,000        0   423,500
CLEAR CHANNEL COMMUNI    COMMON    184502102   12,372,000     400,000   X      SOLE                   347,500        0    52,500
COEUR D ALENE MINES C    COMMON    192108108    9,075,000   2,500,000   X      SOLE                 1,811,500        0   688,500
CSX CORP                 COMMON    126408103    2,452,950      57,500   X      SOLE                    43,500        0    14,000
DOW CHEMICAL             COMMON    260543103      806,216      18,105   X      SOLE                    17,105        0     1,000
DU PONT                  COMMON    263534109    3,010,700      70,000   X      SOLE                    60,500        0     9,500
EAST JAPAN RAILWAY CO    FOREIGN   629854200    1,541,580         300   X      SOLE                       300        0         0
ECHOSTAR COMMUN CORP     COMMON    278762109   13,798,200     457,500   X      SOLE                   386,000        0    71,500
ENCANA CORP COM          COMMON    292505104    5,146,700     130,000   X      SOLE                    98,500        0    31,500
EVEREST RE GROUP LTD     COMMON    G3223R108    8,463,000      91,000   X      SOLE                    73,200        0    17,800
EXXON CORPORATION        COMMON    30231G102      334,763       5,825   X      SOLE                     5,825        0         0

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 6/30/05

                                                                                                              (ITEM 8)
                                                                                                          VOTING AUTHORITY
       (ITEM 1)         (ITEM 2)                (ITEM 4)     (ITEM 5)                                         (SHARES)
         NAME             TITLE     (ITEM 3)      FAIR      SHARES OR        (ITEM 6)    (ITEM 7)   ----------------------------
          OF               OF        CUSIP       MARKET     PRINCIPAL       INVESTMENT     OTHER       SOLE     SHARED     NONE
        ISSUER            CLASS      NUMBER       VALUE       AMOUNT        DISCRETION   MANAGERS      (A)        (B)      (C)
--------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCT    COMMON    35687M107      441,210      21,000   X      SOLE                    11,500        0     9,500
GENERAL ELECTRIC         COMMON    369604103   10,135,125     292,500   X      SOLE                   252,500        0    40,000
GEORGIA GULF CORP COM    COMMON    373200203      465,750      15,000   X      SOLE                    15,000        0         0
GLOBAL SANTAFE CORPOR    COMMON    G3930E101    3,060,000      75,000   X      SOLE                    50,000        0    25,000
GMO TR INTL INT VL II    MUTUAL    362007205      427,863      15,103   X      SOLE                    15,103        0         0
GRAINGER W W INC         COMMON    384802104    6,985,725     127,500   X      SOLE                   103,100        0    24,400
HALLIBURTON CO           COMMON    406216101    1,554,150      32,500   X      SOLE                    28,300        0     4,200
HERITAGE PROPERTY INV    COMMON    42725M107      402,730      11,500   X      SOLE                    11,500        0         0
INCO LTD                 COMMON    453258402    1,321,250      35,000   X      SOLE                    25,000        0    10,000
INTEL CORP               COMMON    458140100      268,006      10,300   X      SOLE                    10,300        0         0
INTERNATIONAL BUSINES    COMMON    459200101      897,820      12,100   X      SOLE                    12,100        0         0
IOWA TELECOMMUNICATIO    COMMON    462594201      956,250      51,000   X      SOLE                    36,000        0    15,000
ISHARES INC MSCI JAPA    MUTUAL    464286848      811,200      80,000   X      SOLE                    80,000        0         0
J.P. MORGAN CHASE & C    COMMON    46625H100   16,017,620     453,500   X      SOLE                   367,300        0    86,200
JAPAN SMALLER CAPITAL    MUTUAL    47109U104      135,000      12,500   X      SOLE                    12,500        0         0
KROGER CO                COMMON    501044101   14,843,400     780,000   X      SOLE                   659,000        0   121,000
LANXESS                  FOREIGN   B05M8B700      781,830      35,000   X      SOLE                    35,000        0         0
MICROSOFT CORP           COMMON    594918104   12,668,400     510,000   X      SOLE                   453,000        0    57,000
MITSUBISHI TOKYO FINL    COMMON    606816106    2,501,600     295,000   X      SOLE                   280,000        0    15,000
MOSIAC COMPANY           COMMON    61945A107    6,185,100     397,500   X      SOLE                   331,000        0    66,500
NEC CORP ORD             COMMON    J48818124      406,095      75,000   X      SOLE                    75,000        0         0
NESTLES ADR              FOREIGN   641069406    2,240,270      35,000   X      SOLE                    35,000        0         0
NEWS CORP CL A           COMMON    65248E104   19,416,000   1,200,000   X      SOLE                 1,031,500        0   168,500
NIPPON STL CORP ORD      COMMON    J55999122      698,490     300,000   X      SOLE                   300,000        0         0
NOKIA CORP               COMMON    654902204    2,121,600     127,500   X      SOLE                   127,500        0         0
NOMURA HLDGS INC SPON    COMMON    65535H208    1,343,475     112,500   X      SOLE                   100,000        0    12,500
OLIN CORP                COMMON    680665205   30,871,200   1,692,500   X      SOLE                 1,422,100        0   270,400
PARTNERRE LTD COM        COMMON    G6852T105   10,113,940     157,000   X      SOLE                   128,800        0    28,200
PFIZER INC               COMMON    717081103   11,721,500     425,000   X      SOLE                   357,500        0    67,500
PLACER DOME INC          COMMON    725906101    4,998,500     325,000   X      SOLE                   264,000        0    61,000
PRIDE INTL INC COM       COMMON    74153Q102    1,349,250      52,500   X      SOLE                    52,500        0         0
PROCTER & GAMBLE CO C    COMMON    742718109    5,275,000     100,000   X      SOLE                    86,500        0    13,500
RAYTHEON CO NEW COM      COMMON    755111507    6,552,600     167,500   X      SOLE                   129,000        0    38,500

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 6/30/05

                                                                                                              (ITEM 8)
                                                                                                          VOTING AUTHORITY
       (ITEM 1)         (ITEM 2)                (ITEM 4)     (ITEM 5)                                         (SHARES)
         NAME             TITLE     (ITEM 3)      FAIR      SHARES OR        (ITEM 6)    (ITEM 7)   ----------------------------
          OF               OF        CUSIP       MARKET     PRINCIPAL       INVESTMENT     OTHER       SOLE     SHARED     NONE
        ISSUER            CLASS      NUMBER       VALUE       AMOUNT        DISCRETION   MANAGERS      (A)        (B)      (C)
--------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC            COMMON    779382100    3,639,475     122,500   X      SOLE                   104,000        0    18,500
SBC COMMUNICATIONS       COMMON    78387G103   19,415,625     817,500   X      SOLE                   691,500        0   126,000
SCHLUMBERGER             COMMON    806857108    2,278,200      30,000   X      SOLE                    30,000        0         0
SMURFIT-STONE CONTAIN    COMMON    832727101    6,763,050     665,000   X      SOLE                   562,500        0   102,500
ST PAUL COS INC          COMMON    792860108   14,133,714     357,544   X      SOLE                   302,461        0    55,083
STREETTRACKS GOLD TR     COMMON    863307104    2,497,800      57,500   X      SOLE                    52,000        0     5,500
TIME WARNER INC          COMMON    887317105      668,400      40,000   X      SOLE                    36,000        0     4,000
TOKYO ELECTRON ORD       COMMON    J86957115      397,301       7,500   X      SOLE                     7,500        0         0
U S BANCORP              COMMON    902973304    4,234,000     145,000   X      SOLE                   106,000        0    39,000
UNION PAC CORP           COMMON    907818108    2,041,200      31,500   X      SOLE                    26,500        0     5,000
UNITED STS STL CORP N    COMMON    912909108      945,175      27,500   X      SOLE                    25,000        0     2,500
UNOCAL CORP              COMMON    915289102    8,619,125     132,500   X      SOLE                   111,000        0    21,500
UNOVA INC COM            COMMON    91529B106   10,518,850     395,000   X      SOLE                   331,500        0    63,500
UNUMPROVIDENT 8.25 CO    CONVERT   91529Y403    1,078,800      30,000   X      SOLE                    30,000        0         0
UNUMPROVIDENT CORP CO    COMMON    91529Y106   14,885,000     812,500   X      SOLE                   687,000        0   125,500
VALOR COMMUNICATIONS     COMMON    920255106    9,246,000     670,000   X      SOLE                   558,500        0   111,500
VERIZON COMMUNICATION    COMMON    92343V104      259,125       7,500   X      SOLE                     2,500        0     5,000
VIACOM INC               COMMON    925524308   33,863,872   1,057,585   X      SOLE                   889,085        0   168,500
VICOR CORP               COMMON    925815102    1,632,000     120,000   X      SOLE                   107,500        0    12,500
WAL MART STORES INC      COMMON    931142103      241,000       5,000   X      SOLE                     4,500        0       500
WASTE MANAGEMENT INC     COMMON    94106L109      212,550       7,500   X      SOLE                     7,500        0         0
WELLS FARGO              COMMON    949746101      400,270       6,500   X      SOLE                     6,500        0         0
WILLIS GROUP HOLDINGS    COMMON    G96655108   10,388,600     317,500   X      SOLE                   258,200        0    59,300